Business Combination	3 Months Ended
Mar. 31, 2019
Successor [Member]
Business Combination

4. BUSINESS COMBINATION

On June 6, 2018, NESR consummated the Business Combination and related financing transactions, acquiring all of the issued and outstanding equity interests of NPS and GES.

Accounting treatment

The Business Combination is accounted for under ASC 805. Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. Refer to Note 2, Basis of Presentation, for more information. NPS and GES both constitute businesses, with inputs, processes, and outputs. Accordingly, the acquisition of NPS and GES both constitute the acquisition of a business for purposes of ASC 805 and due to the change in control of each of NPS and GES was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from NPS and GES.

The allocation of the consideration to the tangible and intangible assets acquired and liabilities assumed, is based on various estimates. As of March 31, 2019, the management is evaluating the fair value of certain equipment pending final reports from the appraisers and the uncertainties relating to tax positions of various NPS and GES entities operating in the tax jurisdictions in the MENA region which is pending filing of the income tax returns. As such, to the extent of these estimates, the purchase price allocation is preliminary. Management expects that these values will be finalized by the second quarter of 2019. Any adjustments will be recognized in the reporting period in which the adjustment amounts are determined. No adjustments were recorded during the first quarter of 2019.

The following table summarizes the preliminary allocation of the purchase price allocation (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,113
Accrued expenses	28,686	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	811	15,449
Loans and borrowings	149,399	25,098
Deferred tax liabilities	23,799	8,053
Other liabilities	22,363	8,838
Non-controlling interest	(2,841)	837
Net identifiable liabilities acquired	304,510	140,144
Total fair value of net assets acquired	194,582	114,481
Goodwill	396,173	174,367
Total gross consideration	$590,755	$288,848

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The preliminary allocation to intangible assets is as follows (in thousands):

Intangible assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

Goodwill

$570.5 million has been allocated to goodwill as of March 31, 2019. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. The goodwill is not amortizable for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces at the Subsidiaries.

In accordance with FASB ASC Topic 350, “Goodwill and Other Intangible Assets,” goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Unaudited pro forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for the period ended March 31, 2018 (in thousands):

Period from January 1 to March 31,
2018
Revenues	117,558
Net income	3,495

These pro forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a combined company during the periods presented and are not necessarily indicative of consolidated results of operations in future periods. The pro forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Business Combination are included in the earliest period presented.